Share Based Compensation - Schedule of Activities of the Restricted Shares (Details) - Restricted Shares [Member]	6 Months Ended
Dec. 31, 2024 $ / shares shares
Schedule of Activities of the Restricted Shares [Line Items]
Number of nonvested restricted shares, Balance | shares
Weighted average FV per ordinary share on the grant date,Unvested Balance | $ / shares
Number of nonvested restricted shares,Granted | shares	166,000
Weighted average FV per ordinary share on the grant date,Granted | $ / shares	$ 5.53
Number of nonvested restricted shares,Vested | shares	(26,500)
Weighted average FV per ordinary share on the grant date.Vested | $ / shares	$ 5.65
Number of nonvested restricted shares, Balance | shares	139,500
Weighted average FV per ordinary share on the grant date,Unvested Balance | $ / shares	$ 5.51